Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	AKANDA CORP.
Trading Symbol	AKAN
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	5,628,295
Amendment Flag	false
Entity Central Index Key	0001888014
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41324
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1a, 1b Learoyd Road
Entity Address, City or Town	New Romney
Entity Address, Postal Zip Code	TN28 8XU
Entity Address, Country	GB
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Auditor Name	BF Borgers CPA PC
Auditor Location	Los Angeles, California
Auditor Firm ID	6580
Business Contact
Document Information Line Items
Entity Address, Address Line One	1a,1b Learoyd Road
Entity Address, City or Town	New Romney
Entity Address, Postal Zip Code	TN28 8XU
Entity Address, Country	GB
Contact Personnel Name	Katie Field
City Area Code	+1
Local Phone Number	(202) 498 7917